Note 19 - Leasing Arrangements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Expense	$ 406,000	$ 424,000	$ 314,000
Other Assets [Member]
Operating Lease, Right-of-Use Asset	1,658,000	1,867,000
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 1,658,000	$ 1,867,000